August 29, 2007


Securities and Exchange Commission
450 F Street, NE
Washington, D.C.  20549



     Re:  Van Kampen Focus Portfolios, Municipal Series 333
          File No. 333-32278     CIK #1024875

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on August 24, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.